Statement of Additional Information Supplement dated August 7, 2013
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:
Invesco Core Plus Bond Fund
Invesco Floating Rate Fund
Invesco Global Real Estate Income Fund
Invesco Low Volatility Equity Fund (formerly known as Invesco U.S. Quantitative Core Fund)
The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Invesco Core Plus Bond Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of August 31, 2012 (except as noted):
Investments

		Dollar Range of	Dollar Range of all
	Dollar Range of	Investments in Invesco	Investments in Funds
Portfolio	Investments in each	pooled investment	and Invesco pooled
Manager	Fund[1]	vehicles[2]	investment vehicles[3]
Invesco Core Plus Bond Fund
Chuck Burge	None	$10,001-$50,000	$100,001-$500,000
Darren Hughes	None	None	$500,001-$1,000,000
Michael Hyman[4]	None	None	None
Eric Lindenbaum[5]	None	None	$10,001-$50,000
Scott Roberts	None	None	$100,001-$500,000
Robert Waldner[4]	None	None	None

1	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.

2	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.

3	This column reflects the combined holdings from both the “Dollar Range of all Investments in Funds and Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.

4	Information is provided as of May 31, 2013.

5	Effective August 1, 2013, Mr. Lindenbaum will be appointed as portfolio manager of Invesco Core Plus Bond Fund. Information is provided as of June 30, 2013.
ACST SUP-3 080713

Assets Managed

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Managed (assets in		Managed (assets in		Managed (assets in
	millions)		millions)		millions)
Portfolio	Number of		Number of		Number of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Core Plus Bond Fund
Chuck Burge	8	$14,796.4	8	$3,549.8	2	$268.1
Darren Hughes	8	$3,140.0	None	None	None	None
Michael Hyman[4]	None	None	None	None	None	None
Eric Lindenbaum[5]	2	$113.7	8	$2,709.7	None	None
Scott Roberts	8	$3,140.0	None	None	None	None
Robert Waldner[4]	None	None	None	None	None	None
ACST SUP-3 080713